LIBERTY HIGH-YIELD MUNICIPAL FUND

                        SUPPLEMENT TO CLASS Z PROSPECTUS

The Fund's prospectus is revised as follows:

(1) The "Annual Fund Operating Expenses" and "Example Expenses" tables appearing in the section The Fund - Your Expenses are replaced with the following:


Annual Fund Operating Expenses (deducted directly from Fund assets)

Management fee (1) (%)                                 0.56
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Distribution and service (12b-1) fees (%)              0.00
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Other expenses (%)                                     0.32
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Total annual fund operating expenses (%)               0.88


Example Expenses (your actual costs may be higher or lower)

        1 Year                3 Years             5 Years             10 Years
         $90                   $281                $488                $1,084

(1) Prior to July 15, 2002, the management fee was paid by SR&F High-Yield Municipals Portfolio, in which the Fund invested all of its assets as part of a master fund/feeder fund structure.

(2) The third paragraph under the caption "Investment Advisor" in the section Managing the Fund is replaced with the following:

For the 2002 fiscal year, aggregate advisory fees paid to Stein Roe by the Fund amounted to 0.56% of average daily net assets of the Fund.


                                                                   July 29, 2002



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                        LIBERTY HIGH-YIELD MUNICIPAL FUND

                     SUPPLEMENT TO CLASS A, B, C PROSPECTUS

The Fund's prospectus is revised as follows:

(1) The "Annual Fund Operating Expenses" and "Example Expenses" tables appearing in the section The Fund - Your Expenses are replaced with the following:


Annual Fund Operating Expenses (deducted directly from Fund assets)

                                             Class A     Class B     Class C
Management fee (1) (%)                         0.56        0.56        0.56
------------------------------------------- ----------- ----------- -----------
------------------------------------------- ----------- ----------- -----------
Distribution and service (12b-1) fees (%)      0.20(2)     0.95        0.95(3)

------------------------------------------- ----------- ----------- -----------
------------------------------------------- ----------- ----------- -----------
Other expenses (%)                             0.32        0.32        0.32
------------------------------------------- ----------- ----------- -----------
------------------------------------------- ----------- ----------- -----------
Total annual fund operating expenses (%)       1.08        1.83        1.83(3)
------------------------------------------- ----------- ----------- -----------


Example Expenses (your actual costs may be higher or lower)

Class                                1 Year     3 Years     5 Years    10 Years
Class A                               $580        $802       $1,042     $1,730
----------------------------------- ---------- ----------- ----------- ---------
Class B: did not sell your shares     $186        $576       $  990     $1,951
         sold all your shares at
           the end of the period      $686        $876       $1,190     $1,951
----------------------------------- ---------- ----------- ----------- ---------
Class C: did not sell your shares     $186        $576       $  990     $2,148
         sold all your shares at
         the end of the period        $286        $576       $  990     $2,148

(1) Prior to July 15, 2002, the management fee was paid by SR&F High-Yield Municipals Portfolio, in which the Fund invested all of its assets as part of a master fund/feeder fund structure.
(2)    Reflects current contractual rate.
(3) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. As a result, the actual 12b-1 fee for Class C shares would be 0.80% and the total annual fund operating expenses for Class C shares would be 1.68%. This arrangement may be modified or terminated by the distributor at any time.


(2) The third paragraph under the caption "Investment Advisor" in the section Managing the Fund is replaced with the following:

For the 2002 fiscal year, aggregate advisory fees paid to Stein Roe by the Fund amounted to 0.56% of average daily net assets of the Fund.


                                                                 July 29, 2002